UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  x              Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

  January 1, 2018   to   December 31, 2018

Date of Report (Date of earliest event reported)   February 2019

Commission File Number of securitizer:  025-02549

Central Index Key Number of securitizer:  0001658438

                    NATIONSTAR REVERSE MORTGAGE FUNDING LLC
Name of Securitizer

                    Katherine K. Connell 469-240-4688
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [x]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:            February 7, 2019
NATIONSTAR REVERSE MORTGAGE FUNDING LLC
(Securitizer)

By:	/s/ Richard Delgado
Name: Richard Delgado
Title: Senior Vice President